Share Capital - Additional information (Detail) $ / shares in Units, $ in Thousands, $ in Millions			12 Months Ended
	Oct. 04, 2018	May 15, 2018 USD ($)	Nov. 30, 2019 USD ($) shares yr $ / shares	Nov. 30, 2018 USD ($) shares yr $ / shares	Feb. 25, 2019 $ / shares shares	May 15, 2018 CAD ($) shares	Dec. 01, 2017 USD ($)	Mar. 17, 2017 shares
Disclosure of classes of share capital [line items]
Share based compensation expense			$ 1,059	$ 851
Deferred stock liability			625	1,268			$ 1,103
Change in fair value			$ (641)	$ 210
Exercise period of options | yr			8	8
SAR Contractual Life	10 years
Net loss attributable to common stock holders of the company			$ 12,496	$ 4,700
Weighted average number of common shares outstanding | shares			76,928,287	75,942,385
Effect of share options number of ordinary shares | shares			2,415,784	2,172,705
Broker options common shares potentially issuable | shares				3,872,053
Potential conversion of aggregate principal amount			$ 57,500
Two Thousand And Sixteen Shareholders Plan [Member]
Disclosure of classes of share capital [line items]
Shareholders rights covenants			The rights issued under the Plan will initially attach to and trade with the common shares, and no separate certificates will be issued unless a triggering event occurs. The rights will become exercisable only when an acquiring person, including any party related to it, acquires or attempts to acquire 20% or more of the outstanding shares without complying with the “Permitted Bid” provisions of the Plan or without approval of the Board of Directors. Subject to the terms and conditions set out in the Plan, each right would, upon exercise and payment of $5.00 per right, entitle a rights holder, other than the acquiring person and related parties, to purchase a number of common shares at twice the exercise price of $5.00 per right based on the average weighted market price of the common shares for the last 20 trading days preceding the common share acquisition date (as defined in the Plan’s rights). Under the Plan, a Permitted Bid is a bid made to all holders of common shares and which is open for acceptance for no less than 105 days. If, at the end of 105 days, at least 50% of the outstanding common shares, other than those owned by the offeror and certain related parties, has been tendered, the offeror may take up and pay for the common shares, but must extend the bid for a further 10 days to allow other shareholders to tender.
Stock Option Plan Two Thousand And Nineteen [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense			$ 1,059	$ 851
Exercise period of options | yr			10
Maximum number of options available for grant | shares			6,580,000
Period of vesting of options			Generally, the options vest at the grant date or over a period of up to three years
Remaining options available for issuance | shares			1,632,851	1,950,762
Stock Appreciation Rights [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense			$ 28	$ 0
Exercise period of options | yr			8
Period of vesting of options	Generally, the SARs vest over a period up to three years
Deferred Stock Units [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense			$ 23	$ 35
Deferred stock units outstanding | shares			204,357	205,522
Deferred stock liability			$ 625	$ 1,268
Change in fair value			$ 641	$ 210
Deferred Stock Units [Member] | Cash Settled Forward Contracts [Member]
Disclosure of classes of share capital [line items]
Shares outstanding | shares			204,357	205,522
Fair value of cash settled forward contracts			$ 637	$ 1,287
Change in fair value			$ 647	$ 213
Taimed Agreement [Member]
Disclosure of classes of share capital [line items]
Shares issued during the period | shares								906,077
Oncology Platform Agreement [Member]
Disclosure of classes of share capital [line items]
Value per share | $ / shares					$ 5
Ordinary shares [member] | Two Thousand And Sixteen Shareholders Plan [Member]
Disclosure of classes of share capital [line items]
Value per unit of forward contract | $ / shares			$ 5.86	$ 5.98
Ordinary shares [member] | Taimed Agreement [Member]
Disclosure of classes of share capital [line items]
Shares issued during the period | shares						1,463,505
Proceeds from share issue gross		$ 4,000
Share based payment expense						$ 4
Ordinary shares [member] | Oncology Platform Agreement [Member]
Disclosure of classes of share capital [line items]
Shares issued during the period | shares					900